Schedule of investments
Macquarie Global Bond Fund
December 31, 2024 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 12.63%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		494,543	$ 463,531
Fannie Mae S.F. 30 yr
2.00% 9/1/51		3,098,011	2,419,617
2.50% 2/1/52		2,361,976	1,927,141
3.00% 5/1/51		2,434,726	2,069,083
3.50% 7/1/47		2,956,851	2,694,328
3.50% 6/1/52		2,073,123	1,836,545
4.00% 5/1/51		2,648,345	2,455,331
4.00% 9/1/52		1,551,019	1,420,733
4.50% 1/1/50		73,811	71,369
4.50% 4/1/50		824,601	786,912
4.50% 10/1/52		295,939	278,920
5.00% 9/1/52		963,114	932,593
5.00% 2/1/53		922,361	892,846
5.50% 10/1/52		2,171,112	2,148,152
5.50% 3/1/53		387,864	383,942
5.50% 7/1/53		2,981,707	2,947,185
6.00% 9/1/53		4,219,237	4,241,778

Freddie Mac S.F. 15 yr 5.00% 6/1/38		2,002,621	1,993,031
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,437,088	1,435,521
Freddie Mac S.F. 30 yr
2.50% 2/1/52		130,633	107,397
3.00% 12/1/46		1,385,233	1,198,974
4.00% 8/1/52		1,172,823	1,077,636
4.50% 9/1/52		1,422,535	1,340,969
4.50% 10/1/52		2,461,512	2,319,945
5.00% 6/1/53		2,601,932	2,531,538
5.50% 2/1/54		2,322,960	2,313,734
5.50% 11/1/54		14,509,975	14,323,679
6.00% 12/1/52		841,406	846,739
6.00% 3/1/53		1,318,677	1,325,182
6.00% 9/1/53		432,360	434,714

GNMA II S.F. 30 yr 3.00% 12/20/51		1,409,995	1,224,149
Total Agency Mortgage-Backed Securities (cost $61,315,909)			60,443,214

Corporate Bonds — 35.66%Δ
Australia — 7.54%
Amcor UK Finance 3.95% 5/29/32	EUR	700,000	738,941
Ampol
7.863% 12/2/81 ■, •	AUD	2,090,000	1,334,613
8.04% 12/9/80 ■, •	AUD	3,500,000	2,214,894
APA Infrastructure 2.00% 7/15/30 ■	EUR	1,000,000	965,187
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
AusNet Services Holdings Pty 7.525% 10/6/80 ■, •	AUD	2,000,000	$ 1,252,705
Charter Hall LWR Pty 2.086% 3/3/28 ■	AUD	3,850,000	2,151,692
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	6,400,000	4,153,917
CPIF Finance Pty 2.485% 10/28/30 ■	AUD	3,600,000	1,893,207
FMG Resources August 2006
144A 5.875% 4/15/30 #		255,000	250,837
144A 6.125% 4/15/32 #		255,000	252,113
National Australia Bank
5.74% 2/9/34 μ	AUD	4,949,000	3,121,782
6.322% 8/3/32 μ	AUD	7,992,000	5,103,457
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	3,500,000	1,816,854
Pacific National Finance 3.80% 9/8/31 ■	AUD	2,380,000	1,289,906
QIC Finance Town Centre Fund Pty 5.80% 5/21/31 ■	AUD	4,000,000	2,515,116
WestConnex Finance 3.15% 3/31/31 ■	AUD	3,200,000	1,747,063
Westpac Banking 5.754% 4/3/34 μ	AUD	3,900,000	2,447,289
Woolworths Group 2.75% 11/15/31 ■	AUD	3,000,000	1,571,694
Worley Financial Services Pty 5.95% 10/13/28 ■	AUD	2,000,000	1,260,380
			36,081,647
Brazil — 0.16%
LD Celulose International GmbH 144A 7.95% 1/26/32 #		400,000	401,406
Raizen Fuels Finance 144A 6.45% 3/5/34 #		385,000	380,877
			782,283
Canada — 0.27%
Bank of Montreal 7.70% 5/26/84 μ		540,000	561,603
Bombardier
144A 7.00% 6/1/32 #		250,000	254,628
144A 7.25% 7/1/31 #		250,000	258,131
NQ- IV054 [1224] 0225 (4220539)    1

Schedule of investments
Macquarie Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Canada (continued)
Enbridge 5.75% 7/15/80 μ		220,000	$ 212,903
			1,287,265
Chile — 0.20%
AES Andes 144A 8.15% 6/10/55 #, μ		400,000	405,381
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		540,000	557,344
			962,725
Denmark — 0.43%
Danfoss Finance II 0.75% 4/28/31 ■	EUR	500,000	446,250
DSV Finance 3.50% 6/26/29 ■	EUR	1,500,000	1,593,096
			2,039,346
France — 2.92%
Arkema 4.25% 5/20/30 ■	EUR	700,000	760,622
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	502,731
3.50% 1/25/28 ■	EUR	1,500,000	1,579,773
144A 5.125% 1/18/28 #		3,215,000	3,218,303
Credit Agricole 1.625% 6/5/30 μ, ■	EUR	2,900,000	2,978,383
Edenred 3.625% 6/13/31 ■	EUR	1,100,000	1,150,180
Electricite de France 4.125% 6/17/31 ■	EUR	700,000	755,051
Engie
0.50% 10/24/30 ■	EUR	1,600,000	1,429,920
3.625% 3/6/31 ■	EUR	500,000	528,857
Kering 3.625% 9/5/31 ■	EUR	1,000,000	1,050,891
			13,954,711
Germany — 1.11%
Allianz 2.625% 10/30/30 μ, ψ, ■	EUR	200,000	180,488
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	1,700,000	1,763,819
6.72% 1/18/29 μ		950,000	986,678
6.819% 11/20/29 μ		740,000	774,615
7.146% 7/13/27 μ		360,000	371,091
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	1,254,436
			5,331,127
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Hong Kong — 0.13%
AIA Group 144A 5.375% 4/5/34 #		600,000	$ 596,836
			596,836
India — 0.07%
Biocon Biologics Global 144A 6.67% 10/9/29 #		350,000	335,862
			335,862
Ireland — 0.62%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,595,000	1,477,618
4.95% 9/10/34		585,000	557,396
5.10% 1/19/29		555,000	554,829
Avolon Holdings Funding 144A 4.95% 1/15/28 #		380,000	376,699
			2,966,542
Italy — 0.44%
Aeroporti di Roma 1.75% 7/30/31 ■	EUR	1,000,000	934,147
Autostrade per l'Italia 2.00% 1/15/30 ■	EUR	1,200,000	1,159,882
			2,094,029
Jamaica — 0.08%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		400,000	402,096
			402,096
Kuwait — 0.15%
NBK SPC 144A 5.50% 6/6/30 #, μ		700,000	706,941
			706,941
Mexico — 0.52%
Banco Santander Mexico 144A 5.621% 12/10/29 #		210,000	209,475
BBVA Bancomer 144A 5.875% 9/13/34 #, μ		1,700,000	1,614,445
Cemex 144A 9.125% 3/14/28 #, μ, ψ		660,000	681,246
			2,505,166
Netherlands — 0.72%
ING Groep
2.125% 5/26/31 μ, ■	EUR	1,500,000	1,533,102
4.875% 11/14/27 μ, ■	EUR	800,000	858,366
Koninklijke Philips
2.625% 5/5/33 ■	EUR	200,000	194,696
3.75% 5/31/32 ■	EUR	800,000	848,001
			3,434,165

2    NQ- IV054 [1224] 0225 (4220539)

(Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Peru — 0.08%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		375,000	$ 367,952
			367,952
Spain — 0.44%
Banco Santander
3.50% 1/9/28 μ, ■	EUR	1,000,000	1,050,103
4.625% 10/18/27 μ, ■	EUR	1,000,000	1,065,817
			2,115,920
Switzerland — 1.43%
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,400,000	1,225,576
Sika Capital 3.75% 11/3/26 ■	EUR	900,000	948,065
UBS Group
0.65% 1/14/28 μ, ■	EUR	2,500,000	2,471,937
4.375% 1/11/31 μ, ■	EUR	800,000	873,117
144A 4.751% 5/12/28 #, μ		800,000	795,426
144A 5.699% 2/8/35 #, μ		205,000	206,425
144A 6.85% 9/10/29 #, μ, ψ		305,000	302,431
			6,822,977
Türkiye — 0.15%
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		700,000	725,700
			725,700
Ukraine — 0.05%
MHP Lux 6.95% 4/3/26 ■		275,000	255,922
			255,922
United Arab Emirates — 0.03%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		154,858	133,009
			133,009
United Kingdom — 1.13%
Babcock International Group 1.375% 9/13/27 ■	EUR	1,400,000	1,386,690
BAE Systems 144A 5.30% 3/26/34 #		345,000	344,180
Barclays 4.973% 5/31/36 μ, ■	EUR	1,200,000	1,297,519
Lloyds Banking Group 5.721% 6/5/30 μ		335,000	340,744
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,128,640
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Kingdom (continued)
Sage Group 1.625% 2/25/31 ■	GBP	900,000	$ 918,141
			5,415,914
United States — 16.99%
AbbVie 4.95% 3/15/31		1,085,000	1,085,067
Accenture Capital
4.25% 10/4/31		390,000	374,871
4.50% 10/4/34		440,000	418,302
CDS 5.40% 6/1/33AEP Texas		180,000	178,460
Air Lease
4.625% 10/1/28		788,000	775,292
5.10% 3/1/29		570,000	571,741
Amentum Holdings 144A 7.25% 8/1/32 #		495,000	499,315
American Homes 4 Rent 5.25% 3/15/35		295,000	287,232
American Tower 5.20% 2/15/29		365,000	367,330
Amphenol
2.20% 9/15/31		265,000	222,201
5.05% 4/5/27		265,000	267,347
Aon North America 5.30% 3/1/31		1,490,000	1,497,134
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #		1,010,000	1,037,722
Appalachian Power 4.50% 8/1/32		770,000	726,250
AT&T 6.30% 1/15/38		115,000	123,162
Athene Global Funding 4.76% 4/21/27 ■	AUD	4,000,000	2,422,001
Athene Holding 6.625% 10/15/54 μ		505,000	503,437
Aviation Capital Group
144A 3.50% 11/1/27 #		1,205,000	1,152,736
144A 5.375% 7/15/29 #		505,000	505,612
Bank of America
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,589,357
5.518% 10/25/35 μ		815,000	797,291
5.819% 9/15/29 μ		300,000	307,488
6.204% 11/10/28 μ		1,155,000	1,195,959
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #		340,000	335,891
144A 6.00% 11/22/34 #		540,000	527,273
Blackstone Reg Finance 5.00% 12/6/34		720,000	696,389

NQ- IV054 [1224] 0225 (4220539)    3

Schedule of investments
Macquarie Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Blue Owl Credit Income 144A 5.80% 3/15/30 #		1,165,000	$ 1,147,875
BP Capital Markets America 5.227% 11/17/34		695,000	684,864
Broadcom
5.05% 7/12/29		465,000	466,918
5.15% 11/15/31		290,000	291,960
Bunge Limited Finance 4.20% 9/17/29		650,000	631,008
Caesars Entertainment 144A 6.50% 2/15/32 #		495,000	497,638
Carrier Global 4.50% 11/29/32	EUR	1,300,000	1,445,040
CDW 3.276% 12/1/28		2,160,000	2,013,402
Charter Communications Operating 3.85% 4/1/61		1,660,000	1,001,518
Citibank 5.438% 4/30/26		345,000	348,288
Citigroup
6.75% 2/15/30 μ, ψ		545,000	541,930
7.00% 8/15/34 μ, ψ		315,000	332,979
Cleveland-Cliffs 144A 7.00% 3/15/32 #		495,000	486,764
CNH Industrial 3.75% 6/11/31 ■	EUR	1,600,000	1,688,006
ConocoPhillips
5.00% 1/15/35		550,000	534,521
5.50% 1/15/55		520,000	495,011
Constellation Energy Generation 5.60% 3/1/28		1,830,000	1,867,017
CRH SMW Finance DAC 4.00% 7/11/27 ■	EUR	600,000	640,311
Diamondback Energy
5.20% 4/18/27		250,000	252,439
5.40% 4/18/34		285,000	280,396
Elevance Health
5.15% 6/15/29		190,000	191,105
5.375% 6/15/34		295,000	292,555
Energy Transfer
5.95% 5/15/54		380,000	367,602
6.50% 11/15/26 μ, ψ		725,000	727,111
Entegris 144A 4.75% 4/15/29 #		1,795,000	1,720,288
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Ford Motor Credit
2.30% 2/10/25		475,000	$ 473,443
2.90% 2/10/29		695,000	622,782
5.80% 3/8/29		370,000	370,309
6.125% 3/8/34		320,000	313,243
6.798% 11/7/28		200,000	207,324
6.80% 5/12/28		475,000	491,031
Freeport-McMoRan 5.45% 3/15/43		1,115,000	1,042,695
General Motors Financial
5.60% 6/18/31		220,000	221,208
5.75% 2/8/31		955,000	968,021
5.95% 4/4/34		220,000	221,260
Goldman Sachs Group
5.016% 10/23/35 μ		775,000	742,157
5.561% 11/19/45 μ		610,000	589,469
Hilcorp Energy I
144A 6.00% 2/1/31 #		260,000	241,422
144A 6.25% 4/15/32 #		250,000	231,184
Home Depot
4.85% 6/25/31		175,000	174,993
4.875% 6/25/27		200,000	201,941
Hyundai Capital America
144A 5.275% 6/24/27 #		290,000	292,413
144A 5.40% 6/24/31 #		315,000	315,142
JBS USA Holding Lux 3.625% 1/15/32		2,865,000	2,530,036
Jefferies Financial Group
2.625% 10/15/31		1,250,000	1,055,239
5.875% 7/21/28		135,000	138,093
JPMorgan Chase & Co.
1.764% 11/19/31 μ		120,000	99,756
3.54% 5/1/28 μ		2,132,000	2,072,108
4.946% 10/22/35 μ		295,000	284,348
5.012% 1/23/30 μ		445,000	444,676
5.571% 4/22/28 μ		500,000	508,565
6.254% 10/23/34 μ		213,000	225,217
Kinder Morgan 5.00% 2/1/29		185,000	184,450
LYB International Finance III 5.50% 3/1/34		1,045,000	1,025,887
Medtronic 3.65% 10/15/29	EUR	600,000	641,004
Meta Platforms
4.30% 8/15/29		320,000	316,049
4.55% 8/15/31		135,000	132,872
4.75% 8/15/34		285,000	277,573
5.40% 8/15/54		330,000	319,859
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	529,615

4    NQ- IV054 [1224] 0225 (4220539)

(Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Morgan Stanley
0.406% 10/29/27 μ	EUR	2,000,000	$ 1,982,843
2.95% 5/7/32 μ	EUR	2,300,000	2,330,563
6.138% 10/16/26 μ		1,320,000	1,333,731
6.296% 10/18/28 μ		3,151,000	3,267,353
6.407% 11/1/29 μ		378,000	394,961
6.627% 11/1/34 μ		410,000	440,755
Occidental Petroleum
5.375% 1/1/32		285,000	279,245
5.55% 10/1/34		200,000	194,666
6.05% 10/1/54		99,000	93,992
6.125% 1/1/31		1,689,000	1,729,359
6.60% 3/15/46		91,000	91,950
Oracle
4.20% 9/27/29		330,000	318,851
5.375% 9/27/54		330,000	304,444
Resideo Funding 144A 6.50% 7/15/32 #		190,000	190,474
Roper Technologies 4.90% 10/15/34		440,000	423,414
Sempra 6.40% 10/1/54 μ		575,000	571,565
Sirius XM Radio 144A 4.125% 7/1/30 #		570,000	498,144
Sprint Capital 6.875% 11/15/28		2,060,000	2,188,251
State Street 4.993% 3/18/27		565,000	569,782
Targa Resources Partners 5.00% 1/15/28		2,030,000	2,009,267
T-Mobile USA 5.75% 1/15/34		1,335,000	1,369,246
TransDigm
144A 6.625% 3/1/32 #		250,000	252,569
144A 6.875% 12/15/30 #		250,000	253,896
Uber Technologies 5.35% 9/15/54		345,000	321,112
UnitedHealth Group 4.90% 4/15/31		25,000	24,860
US Bancorp
4.653% 2/1/29 μ		1,167,000	1,155,443
5.384% 1/23/30 μ		170,000	171,454
5.678% 1/23/35 μ		385,000	388,411
5.727% 10/21/26 μ		817,000	822,765
6.787% 10/26/27 μ		250,000	258,506
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Vistra Operations
144A 5.00% 7/31/27 #		290,000	$ 284,787
144A 5.125% 5/13/25 #		808,000	807,746
144A 5.625% 2/15/27 #		68,000	67,932
			81,309,127
Total Corporate Bonds (cost $174,047,646)			170,627,262

Government Agency Obligations — 0.67%
France — 0.11%
Electricite de France 4.25% 1/25/32 ■	EUR	500,000	544,026
			544,026
Georgia — 0.19%
Georgian Railway JSC 4.00% 6/17/28 ■		1,045,000	915,753
			915,753
Kazakhstan — 0.10%
Development Bank of Kazakhstan JSC 144A 13.489% 5/23/28 #	KZT	270,000,000	492,492
			492,492
Oman — 0.18%
Mazoon Assets 144A 5.25% 10/9/31 #		850,000	834,868
			834,868
Peru — 0.09%
Consorcio Transmantaro 144A 4.70% 4/16/34 #		435,000	403,520
			403,520
Total Government Agency Obligations (cost $3,299,298)			3,190,659

Non-Agency Collateralized Mortgage Obligations — 0.83%
Progress Trust Series 2023-1 A 5.779% 5/16/54 •	AUD	6,313,097	3,951,138
Total Non-Agency Collateralized Mortgage Obligations (cost $4,062,246)			3,951,138

Sovereign Bonds — 30.08%Δ
Albania — 0.18%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	896,000	873,721
			873,721

NQ- IV054 [1224] 0225 (4220539)    5

Schedule of investments
Macquarie Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Angola — 0.13%
Angolan Government International Bond 144A 8.75% 4/14/32 #		680,000	$ 602,213
			602,213
Armenia — 0.04%
Republic of Armenia International Bond 3.60% 2/2/31 ■		240,000	198,228
			198,228
Australia — 0.94%
New South Wales Treasury 4.75% 2/20/35 ■	AUD	7,440,000	4,485,212
			4,485,212
Austria — 2.93%
Republic of Austria Government Bonds
144A 2.90% 2/20/33 #	EUR	12,290,000	12,910,241
144A 3.15% 6/20/44 #	EUR	1,060,000	1,113,388
			14,023,629
Benin — 0.11%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	538,718
			538,718
Bermuda — 0.16%
Bermuda Government International Bond 3.375% 8/20/50 ■		1,149,000	764,660
			764,660
Brazil — 0.26%
Brazilian Government International Bond 4.75% 1/14/50		1,806,000	1,236,323
			1,236,323
Chile — 0.27%
Chile Government International Bond 4.34% 3/7/42		1,519,000	1,277,312
			1,277,312
Colombia — 0.40%
Colombia Government International Bond 8.75% 11/14/53		1,904,000	1,929,971
			1,929,971
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.36%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,910,000	$ 1,709,450
			1,709,450
Finland — 1.28%
Finland Government Bond 144A 3.00% 9/15/33 #	EUR	5,790,000	6,114,046
			6,114,046
France — 0.32%
French Republic Government Bond 144A 1.25% 5/25/38 #	EUR	1,900,000	1,519,697
			1,519,697
Guatemala — 0.26%
Guatemala Government Bond 144A 6.55% 2/6/37 #		1,281,000	1,260,504
			1,260,504
Honduras — 0.09%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	447,638
			447,638
Indonesia — 0.28%
Indonesia Government International Bond 1.40% 10/30/31	EUR	110,000	98,867
Indonesia Treasury Bond 6.625% 2/15/34	IDR	17,062,000,000	1,033,383
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		204,000	197,497
			1,329,747
Ireland — 1.85%
Ireland Government Bonds
0.55% 4/22/41 ■	EUR	4,500,000	3,278,086
2.60% 10/18/34 ■	EUR	5,400,000	5,589,084
			8,867,170
Italy — 1.89%
Italy Buoni Poliennali Del Tesoro
2.95% 2/15/27 ■	EUR	7,000,000	7,328,640

6    NQ- IV054 [1224] 0225 (4220539)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro
144A 2.95% 9/1/38 #, ■	EUR	1,800,000	$ 1,711,400
			9,040,040
Ivory Coast — 0.58%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	340,243
144A 6.125% 6/15/33 #		2,732,000	2,440,438
			2,780,681
Japan — 4.01%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	7,298,704
1.20% 6/20/53	JPY	203,000,000	1,015,356
2.50% 9/20/37	JPY	1,508,250,000	10,855,439
			19,169,499
Mexico — 0.25%
Mexican Udibonos 4.50% 11/22/35	MXN	4,505,281	197,543
Mexico Government International Bond 4.60% 1/23/46		1,348,000	979,376
			1,176,919
Netherlands — 2.65%
Netherlands Government Bonds
144A 2.00% 1/15/54 #	EUR	2,480,000	2,213,435
144A 2.50% 7/15/33 #	EUR	10,130,000	10,478,313
			12,691,748
Nigeria — 0.15%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	727,820
			727,820
Paraguay — 0.36%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		1,887,000	1,530,829
5.40% 3/30/50 ■		200,000	170,050
			1,700,879
Poland — 0.36%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		800,000	796,030
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Poland (continued)
Republic of Poland Government International Bond 5.50% 4/4/53		1,020,000	$ 943,226
			1,739,256
Republic of North Macedonia — 0.26%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,326,000	1,244,330
			1,244,330
Serbia — 0.34%
Serbia International Bond 1.00% 9/23/28 ■	EUR	1,764,000	1,642,941
			1,642,941
South Africa — 0.21%
Republic of South Africa Government International Bonds
5.65% 9/27/47		931,000	697,777
144A 7.95% 11/19/54 #		300,000	288,096
			985,873
Spain — 2.91%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	3,210,000	2,332,430
144A 3.25% 4/30/34 #	EUR	11,000,000	11,606,600
			13,939,030
United Kingdom — 6.02%
United Kingdom Gilt
4.50% 6/7/28 ■	GBP	8,890,000	11,187,331
4.50% 12/7/42 ■	GBP	3,000	3,534
3.75% 3/7/27 ■	GBP	12,600,000	15,558,563
4.375% 7/31/54 ■	GBP	1,850,000	2,050,822
			28,800,250
Uruguay — 0.23%
Uruguay Government International Bonds
3.40% 5/16/45	UYU	32,300,998	730,869
8.25% 5/21/31	UYU	16,300,000	347,352
			1,078,221
Total Sovereign Bonds (cost $150,160,797)			143,895,726

Supranational Banks — 0.96%
Africa Finance 144A 5.55% 10/8/29 #		350,000	347,155

NQ- IV054 [1224] 0225 (4220539)    7

Schedule of investments
Macquarie Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Supranational Banks (continued)
Corp Andina de Fomento 5.00% 1/24/29		300,000	$ 301,298
European Union 1.00% 7/6/32 ■	EUR	3,690,000	3,385,673
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	278,000,000	535,703
Total Supranational Banks (cost $4,825,994)			4,569,829

US Treasury Obligations — 13.44%
US Treasury Bonds
4.25% 2/15/54		7,005,000	6,392,502
4.625% 5/15/54		3,600,000	3,498,877
US Treasury Notes
3.50% 9/30/26		9,810,000	9,687,966
3.625% 9/30/31		285,000	270,891
3.875% 10/15/27		9,405,000	9,307,620
3.875% 8/15/34		1,800,000	1,702,532
4.125% 3/31/29		4,335,000	4,293,398
4.125% 10/31/29		26,925,000	26,621,232
4.375% 5/15/34		2,575,000	2,536,224
Total US Treasury Obligations (cost $65,050,685)			64,311,242
	Number of shares
Common Stock — 0.00%
United States — 0.00%
MNSN Holdings =, †	1,112	5,560
Total Common Stock (cost $8,340)		5,560

Preferred Stock — 0.13%
United States — 0.13%
SVB Financial Trust =, †, ω	1,268	634,000
Total Preferred Stock (cost $642,495)		634,000

	Number of contracts	Value (US $)
Options Purchased — 0.08%
Futures Put Options — 0.08%
US Treasury 10 yr Notes strike price $110, expiration date 2/21/25, notional amount $2,453,000,000	223	$ 404,188
Total Options Purchased (cost $317,584)		404,188
	Number of shares
Short-Term Investments — 1.62%
Money Market Mutual Funds — 1.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,942,600	1,942,600
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,942,600	1,942,600
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,942,600	1,942,600
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,942,600	1,942,600
Total Short-Term Investments (cost $7,770,400)		7,770,400
Total Value of Securities Before Options Written—96.10% (cost $471,501,394)		459,803,218

8    NQ- IV054 [1224] 0225 (4220539)

(Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.07%)
Futures Call Options — (0.07%)
US Treasury 10 yr Notes strike price $107.5, expiration date 2/21/25, notional amount $(2,397,250,000)	(223)	$ (121,953)
US Treasury 10 yr Notes strike price $108.5, expiration date 2/21/25, notional amount $(2,419,550,000)	(223)	(209,063)
		(331,016)
Total Options Written (premium received $291,675)		(331,016)
Receivables and Other Assets Net of Liabilities — 3.97%★		18,975,476
Net Assets Applicable to 52,211,885 Shares Outstanding — 100.00%	$478,447,678
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $89,330,724, which represents 18.67% of the Fund’s net assets.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $1,033,738 cash collateral held at broker for futures contracts as of December 31, 2024.
ω	Perpetual security with no stated maturity date.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(765,000)	USD	543,769	2/14/25	$10,684	$—
CITI	EUR	(1,955,000)	USD	2,060,564	2/14/25	31,692	—
CITI	GBP	(23,571,000)	USD	29,822,265	2/14/25	324,266	—
JPMCB	EUR	(4,470,620)	USD	4,693,139	2/7/25	54,976	—
JPMCB	GBP	(780,000)	USD	986,659	2/14/25	10,526	—
TD	AUD	(71,811,214)	USD	46,529,117	2/14/25	2,079,484	—
TD	CAD	(1,415,000)	USD	1,010,495	2/14/25	24,462	—
TD	EUR	(113,336,659)	USD	119,795,375	2/14/25	2,176,169	—
TD	JPY	(3,127,695,000)	USD	20,463,776	2/14/25	479,903	—
TD	NOK	7,500,000	USD	(677,765)	2/14/25	—	(18,982)
TD	SEK	(5,790,000)	USD	523,105	2/14/25	—	(1,493)
Total Forward Foreign Currency Exchange Contracts						$5,192,162	$(20,475)

NQ- IV054 [1224] 0225 (4220539)    9

Schedule of investments
Macquarie Global Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(3)	E-mini Japanese Treasury 10 yr Bonds	$(271,010)	$(271,214)	3/12/25	$204	$—	$(230)
49	Australian 3 yr Treasury Bonds	3,219,475	3,221,421	3/17/25	—	(1,946)	7,107
(29)	Australian Treasury 10 yr Bonds	(2,026,061)	(2,042,429)	3/17/25	16,368	—	(14,824)
193	Canadian Treasury 10 yr Bonds	16,462,298	16,368,422	3/20/25	93,876	—	20,027
21	Euro-OAT	2,684,302	2,718,053	3/6/25	—	(33,751)	134
872	Euro-Bobl	106,458,365	107,731,521	3/6/25	—	(1,273,156)	5,039
(87)	Euro-BTP	(10,812,472)	(11,031,288)	3/6/25	218,816	—	(866)
(288)	Euro-Bund	(39,808,461)	(40,453,765)	3/6/25	645,304	—	(2,554)
19	Euro-Buxl	2,611,295	2,779,410	3/6/25	—	(168,115)	665
(15)	Euro-Schatz	(1,662,306)	(1,665,720)	3/6/25	3,414	—	(14)
3	Japanese Treasury 10 yr Bonds	2,705,519	2,718,300	3/13/25	—	(12,781)	42
15	Long 10 yr Gilt	1,735,321	1,790,553	3/27/25	—	(55,232)	5,014
(75)	Short Euro-BTP	(8,345,326)	(8,361,443)	3/6/25	16,117	—	(64)
(41)	US Treasury 2 yr Notes	(8,429,984)	(8,424,637)	3/31/25	—	(5,347)	640
310	US Treasury 5 yr Notes	32,954,453	33,122,081	3/31/25	—	(167,628)	(29,063)
(138)	US Treasury 10 yr Notes	(15,007,500)	(15,317,701)	3/20/25	310,201	—	30,188
(288)	US Treasury 10 yr Ultra Notes	(32,058,000)	(32,501,165)	3/20/25	443,165	—	72,000
58	US Treasury Long Bonds	6,602,938	6,755,791	3/20/25	—	(152,853)	(14,500)
(41)	US Treasury Ultra Bonds	(4,875,156)	(5,025,882)	3/20/25	150,726	—	17,938
Total Futures Contracts			$52,110,308		$1,898,191	$(1,870,809)	$96,679
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28 - Quarterly	1,494,000	1.000%	$16,412	$62,921	$—	$(46,509)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28 - Quarterly	2,272,000	1.000%	24,959	92,008	—	(67,050)
10    NQ- IV054 [1224] 0225 (4220539)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 12/20/29 - Quarterly	2,225,000	1.000%	$109,111	$65,533	$43,578	$—
Total CDS Contracts			$150,482	$220,462	$43,578	$(113,559)
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[4] 8/15/26- ((At Maturity/At Maturity)	JPY 18,500,000,000	(0.50000)%/ 0.480200%	$265,698	$114,425	$151,274	$—	$(1,508)
2 yr IRS[5] 3/07/27- (Annually/At Maturity)	GBP 12,920,000	3.738700%/ (4.700000)%	166,612	7,480	159,132	—	(12,534)
2 yr IRS[6] 7/30/27- (Semi Annually/At Maturity)	CAD 75,000,000	(3.300500)%/ 4.102019%	751,583	—	751,583	—	35,240
2 yr IRS[5] 12/20/27- (At Maturity/At Maturity)	GBP 127,000,000	4.127500%/ (3.917300)%	(23,037)	—	—	(23,037)	83,557
3 yr IRS[7] 9/16/28- (Semi Annually/At Maturity)	NOK 600,000,000	(3.085800)%/ 4.59%	(828,802)	—	—	(828,802)	2,871
3 yr IRS[8] 9/16/28- (Annually/At Maturity)	SEK 575,000,000	1.874700%/ (3.008114)%	—	—	—	—	(2,706)
4 yr IRS[9] 4/23/29- (Annually/At Maturity)	10,650,000	(4.396800)%/ 5.156169%	144,281	—	144,281	—	(5,960)
4 yr IRS[5] 6/25/29- (Annually/At Maturity)	GBP 22,000,000	(3.885900)%/ 4.989350%	(206,911)	—	—	(206,911)	50,700
4 yr IRS[10] 10/11/29- (Annually/At Maturity)	EUR 3,000,000	(2.089800)%/ 3.008114%	5,415	—	5,415	—	675
4 yr IRS[5] 11/06/29- (Annually/At Maturity)	GBP 17,000,000	(4.127500)%/ 4.720862%	64,360	—	64,360	—	40,780
8 yr IRS[10] 8/15/33- (Annually/At Maturity)	EUR 1,730,000	(2.274000)%/ 3.008114%	13,175	759	12,416	—	519
9 yr IRS[5] 11/06/34- (Annually/At Maturity)	GBP 9,350,000	4.104700%/ (4.720862)%	(33,181)	—	—	(33,181)	(38,303)
12 yr IRS[5] 9/07/37- (Annually/At Maturity)	GBP 7,320,000	(4.000000)%/ 4.700000%	(127,293)	(23,826)	—	(103,467)	35,154
NQ- IV054 [1224] 0225 (4220539)    11

Schedule of investments
Macquarie Global Bond Fund   (Unaudited)
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
29 yr IRS[9] 4/23/54- (Annually/At Maturity)	5,330,000	3.931700%/ (5.156169)%	$13,023	$(186,992)	$200,015	$—	$3,924
29 yr IRS[5] 10/16/54- (Annually/At Maturity)	GBP 1,590,000	3.839100%/ (4.794899)%	129,387	—	129,387	—	(12,991)
Total IRS Contracts			$334,310	$(88,154)	$1,617,863	$(1,195,398)	$179,418
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[4]	Rates reset based on BOJ.
[5]	Rates reset based on SONIA.
[6]	Rates reset based on CORRA.
[7]	Rates reset based on NIBOR.
[8]	Rates reset based on STIBOR.
[9]	Rates reset based on SOFR.
[10]	Rates reset based on ESTR.
Summary of abbreviations:
BDC – Business Development Company
BOJ – Bank of Japan
BTP – Buoni del Tesoro Poliennali
CDS – Credit Default Swap
CITI – Citigroup
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
ESTR – Euro Short-Term Rate
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
NIBOR – Norwegian Interbank Offered Rate
OAT – Obligations Assimilables du Trésor
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
STIBOR – Stockholm Interbank Offered Rate
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit

12    NQ- IV054 [1224] 0225 (4220539)

(Unaudited)
Summary of currencies: (continued)
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
Summary of currencies: (continued)
NOK – Norwegian Krone
SEK – Swedish Krona
USD – US Dollar
UYU – Uruguayan Peso
NQ- IV054 [1224] 0225 (4220539)    13